Capital Group Equity ETF Trust I

6455 Irvine Center Drive

Irvine, California 92618

September 4, 2024

Document Control

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Capital Group Equity ETF Trust I

On behalf of Capital Group Equity ETF Trust I (the “Trust”), we hereby file Form N-1A under the Investment Company Act of 1940 (the “Registration Statement”). The Trust is currently comprised of a single series, Capital Group U.S. Small and Mid Cap ETF (the “Series”).

We are requesting limited review of the Registration Statement because there are no material differences between the Registration Statement and previous filings reviewed by the SEC staff. The Trust’s prospectus and statement of additional information (“SAI”) were reviewed by the SEC staff in connection with (1) a filing made by Capital Group Conservative Equity ETF, on February 7, 2024 (SEC Accession No. 0000051931-24-000160) (the “First Prior Filing”), which is an exchange-traded fund managed by the same investment adviser, and (2) a filing made by a mutual fund counterpart to the Series, American Funds U.S. Small and Mid Cap Equity Fund, on July 1, 2024 (SEC Accession No. 0000051931-24-000675) (the “Second Prior Filing” and together with the First Prior Filing, the “Prior Filings”). The Trust’s prospectus and SAI is substantially the same as that included in the Prior Filings, except with respect to changes made to the Prior Filings in response to SEC staff comments and other non-material updates.

A form N-8A has been filed for the Trust, and the Trust’s CIK number is 0002034928.

If you have any questions about the enclosed, please contact me at (213) 615-0047.

Sincerely,

/s/ Joshua R. Diggs

Joshua R. Diggs

Enclosure